LOANS (Details 4) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Period-end allowance allocated to loans:
Ending Balance	$ 5,561,442	$ 5,590,668	$ 5,944,585
Loans Receivable
Period-end allowance allocated to loans:
Individually evaluated for impairment	372,899	506,675
Collectively evaluated for impairment	5,188,543	5,083,993
Ending Balance	5,561,442	5,590,668	5,944,585
Loans evaluated for impairment:
Individually	6,719,881	7,233,970
Collectively	399,551,145	370,778,701
Ending Balance	406,271,026	378,012,671
Loans Receivable | Real estate loans
Period-end allowance allocated to loans:
Individually evaluated for impairment	247,551	366,299
Collectively evaluated for impairment	4,154,251	3,842,262
Ending Balance	4,401,802	4,208,561	4,486,671
Loans evaluated for impairment:
Individually	6,513,888	6,939,747
Collectively	310,475,855	285,894,198
Ending Balance	316,989,743	292,833,945
Loans Receivable | One-to-four family
Period-end allowance allocated to loans:
Individually evaluated for impairment	91,688	160,881
Collectively evaluated for impairment	1,028,074	1,263,782
Ending Balance	1,119,762	1,424,663	847,285
Loans evaluated for impairment:
Individually	1,266,717	1,720,101
Collectively	116,325,105	117,164,352
Ending Balance	117,591,822	118,884,453
Loans Receivable | Multi-family
Period-end allowance allocated to loans:
Individually evaluated for impairment
Collectively evaluated for impairment	436,833	661,358
Ending Balance	436,833	661,358	958,303
Loans evaluated for impairment:
Individually	1,340,779	2,100,064
Collectively	40,051,083	38,162,205
Ending Balance	41,391,862	40,262,269
Loans Receivable | Commercial
Period-end allowance allocated to loans:
Individually evaluated for impairment	155,863	195,103
Collectively evaluated for impairment	1,494,427	1,259,352
Ending Balance	1,650,290	1,454,455	1,268,081
Loans evaluated for impairment:
Individually	2,267,362	1,978,525
Collectively	127,147,952	118,860,587
Ending Balance	129,415,314	120,839,112
Loans Receivable | Construction and land
Period-end allowance allocated to loans:
Individually evaluated for impairment		10,315
Collectively evaluated for impairment	1,194,917	657,770
Ending Balance	1,194,917	668,085	1,413,002
Loans evaluated for impairment:
Individually	1,639,030	1,141,057
Collectively	26,951,715	11,707,054
Ending Balance	28,590,745	12,848,111
Loans Receivable | Commercial business
Period-end allowance allocated to loans:
Individually evaluated for impairment	115,446	131,774
Collectively evaluated for impairment	835,769	1,087,306
Ending Balance	951,215	1,219,080	1,296,114
Loans evaluated for impairment:
Individually	140,541	131,774
Collectively	73,844,326	71,808,657
Ending Balance	73,984,867	71,940,431
Loans Receivable | Consumer
Period-end allowance allocated to loans:
Individually evaluated for impairment	9,902	8,602
Collectively evaluated for impairment	198,523	154,425
Ending Balance	208,425	163,027	161,800
Loans evaluated for impairment:
Individually	65,452	162,449
Collectively	15,230,964	13,075,846
Ending Balance	15,296,416	13,238,295
Loans Receivable | Home equity
Period-end allowance allocated to loans:
Individually evaluated for impairment	9,902	8,602
Collectively evaluated for impairment	188,248	107,876
Ending Balance	198,150	116,478	151,625
Loans evaluated for impairment:
Individually	65,452	162,449
Collectively	13,458,533	11,550,252
Ending Balance	13,523,985	11,712,701
Loans Receivable | Automobile and other
Period-end allowance allocated to loans:
Individually evaluated for impairment
Collectively evaluated for impairment	10,275	46,549
Ending Balance	10,275	46,549	10,175
Loans evaluated for impairment:
Individually
Collectively	1,772,431	1,525,594
Ending Balance	$ 1,772,431	$ 1,525,594